Financial Debt - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial debt
Contractual advances	€ 7,627,000
Advances received	7,627,000	€ 7,627,000
Fixed reimbursements	€ 1,959,000
Amount Reimbursed.		67,000
Percentage non revocable repayment	30.00%
Probability of repayment program with support Walloon region	100.00%
Financial debt for the variable part using a discount	12.50%
Percentage of discount rate (in negative)	(25.00%)
Discount rate used for the fixed part of the recoverable cash advances	38.00%
Discount rate fixed part reimbursement recoverable cash advances	5.00%
Discount rate for variable part	9.40%
Discount rate variable part reimbursement recoverable cash advances	12.50%
Discount rate, measurement input [member] | Recoverable Cash Advances [member]
Disclosure of financial debt
Percentage of reasonably possible increase in unobservable input, liabilities	25.00%
Revenue Projections [member] | Recoverable Cash Advances [member]
Disclosure of financial debt
Percentage of reasonably possible increase in unobservable input, liabilities	25.00%
Sleep apnea device
Disclosure of financial debt
Contractual advances	€ 1,600,000
Advances received	1,600,000
Fixed reimbursements	€ 588,000
Turnover Dependent Reimbursement Percentage Of Sales	0.224%
Variable reimbursement paid.	€ 0	1,000
Activation chip improvements
Disclosure of financial debt
Contractual advances	1,467,000
Advances received	1,467,000
Fixed reimbursements	117,000
Cumulative Reimbursements	117,000
Amount Reimbursed.	€ 29,000	22,000
Turnover Dependent Reimbursement Percentage Of Sales	0.45%
Variable reimbursement paid.	€ 20,000	0
Clinical trial
Disclosure of financial debt
Contractual advances	2,400,000
Advances received	2,400,000
Fixed reimbursements	585,000
Amount Reimbursed.	€ 75,000	150,000
Turnover Dependent Reimbursement Percentage Of Sales	0.336%
Variable reimbursement paid.	€ 15,000	0
First articles
Disclosure of financial debt
Contractual advances	2,160,000
Advances received	2,160,000
Fixed reimbursements	669,000
Amount Reimbursed.	€ 40,000
Turnover Dependent Reimbursement Percentage Of Sales	0.30%
Variable reimbursement paid.	€ 0	€ 13,000